Segment information (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Chile [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	10.00%	20.00%	22.00%
Colombia [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	76.00%	67.00%	66.00%
Brazil [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	3.00%	9.00%	12.00%
Argentina [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	8.00%	4.00%	0.00%
Peru [Member]
Disclosure of Segment information [Line Items]
Capital Expenditure Incurred Percentage	3.00%	0.00%	0.00%